EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Schedule of equipment and leasehold improvements, net

	September 30, 2014	December 31, 2013
Office equipment	$8,445	$7,498
Furniture and fixtures	2,050	1,730
Leasehold improvements	5,301	4,395

Total	15,796	13,623
Less accumulated depreciation and amortization	(9,936)	(8,467)

Equipment and leasehold improvements, net	$5,860	$5,156

  Equipment and leasehold improvements, net consist of the following:

		December 31,
	Useful lives	2013	2012
Office equipment	3 Years	$7,498	$6,557
Furniture and fixtures	7 Years	1,730	1,756
Leasehold improvements	5 - 60 Months	4,395	4,534

Total		13,623	12,847
Less accumulated depreciation and amortization		(8,467)	(7,061)

Equipment and leasehold improvements, net		$5,156	$5,786